EMPLOYEE BENEFITS	12 Months Ended
Jun. 30, 2020
EMPLOYEE BENEFITS
EMPLOYEE BENEFITS

NOTE 18 -    EMPLOYEE BENEFITS
The Company contributes to a state pension scheme run by the Chinese government in respect of its employees in China, a central provision fund run by the Singapore government in respect of its employees in Singapore, and an employment provident fund in respect of its employees in Malaysia. The expenses related to these plans were $18,994, $18,757 and $17,210 for the years ended June 30, 2018, 2019 and 2020, respectively. These schemes were accounted for as defined contribution plans.